Fair Value Measurements - Schedule of Gross Holding Gains and Fair Value of Held-to-maturity Securities (Details) - BOWX ACQUISITION CORP [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets, Fair Value Disclosure [Abstract]
Investments held in Trust Account — U.S. Treasury Securities	$ 483,071,704	$ 483,227,051
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	25,962,932	13,292,400
Fair Value, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Investments held in Trust Account — U.S. Treasury Securities	483,071,704	483,227,051
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	25,962,932	13,292,400
Total fair value		496,519,451
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Investments held in Trust Account — U.S. Treasury Securities	483,071,704	483,227,051
Liabilities, Fair Value Disclosure [Abstract]
Total fair value		483,227,051
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	$ 25,962,932	13,292,400
Total fair value		$ 13,292,400